Pension and Post-Retirement and Post-Employment Benefits - Schedule of Estimated Future Benefit Payments (Detail) $ in Millions	Dec. 31, 2017 CAD ($)
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2018	$ 326
2019	335
2020	342
2021	350
2022	358
2023 through to 2027	1,886
Total estimated future benefit payments through to 2027	3,597
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2018	53
2019	54
2020	56
2021	57
2022	58
2023 through to 2027	311
Total estimated future benefit payments through to 2027	$ 589